SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
SEGMENT INFORMATION
Financial information by reportable segment

	2010	2009	2008
Revenue:
Russia Mobile	$7,789,463	$6,670,126	$7,916,658
Russia Fixed	1,748,899	1,498,223	1,784,455
Ukraine Mobile	1,072,830	1,048,751	1,661,951
Other	864,372	787,543	779,520
Intercompany eliminations	(182,328)	(137,390)	(149,961)

Total revenue	$11,293,236	$9,867,253	$11,992,623

Depreciation and amortization:
Russia Mobile	$1,196,162	$1,111,877	$1,313,970
Russia Fixed	222,565	193,679	214,676
Ukraine Mobile	354,154	352,037	437,988
Other	227,615	186,581	186,443

Total depreciation and amortization	$2,000,496	$1,844,174	$2,153,077

Operating income:
Russia Mobile	$2,189,397	$1,945,595	$2,800,776
Russia Fixed	485,273	410,874	448,366
Ukraine Mobile	144,473	120,248	321,328
Other	(84,820)	82,257	45,503
Intercompany eliminations	236	(3,089)	11,273

Net operating income	$2,734,559	$2,555,885	3,627,246

Currency exchange and transaction (gain)/loss	$(20,238)	$252,694	$561,963
Interest income	(84,396)	(104,566)	(69,697)
Interest expense	777,287	571,901	234,424
Change in fair value of derivatives	—	5,420	41,554
Impairment of investments	—	368,355	—
Equity in net income of associates	(70,649)	(60,313)	(75,688)
Other expense, net	66,924	23,254	29,090

Income before provision for income taxes and noncontrolling interest	$2,065,631	$1,499,140	$2,905,600

	2010	2009
Additions to long-lived assets:
Russia Mobile	$1,976,746	$1,247,307
Russia Fixed	562,180	120,036
Ukraine Mobile	117,548	259,388
Other	237,256	463,624

Total additions to long-lived assets	$2,893,730	$2,090,355

Long-lived assets:
Russia Mobile	$5,523,761	$4,827,140
Russia Fixed	2,684,051	2,270,198
Ukraine mobile	1,130,459	1,365,686
Other	1,451,260	1,525,702

Total long-lived assets	$10,789,531	$9,988,726

Total assets:
Russia Mobile	$7,892,428	$8,633,311
Russia Fixed	3,465,731	3,894,636
Ukraine Mobile	1,454,415	1,567,563
Other	1,665,468	1,668,979

Total assets	$14,478,042	$15,764,489